Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances and Transactions

13. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Ji'an Aoxinlian Information Consulting Service Co., Ltd.(“Ji'an Aoxinlian”)	Ji’an Aoxinlian is controlled by the immediate family member of the Group's senior management.
Ji'an Aojuxun Information Consulting Service Co., Ltd.(“Ji'an Aojuxun”)	Ji’an Aojuxun is controlled by the immediate family member of the Group's senior management.
JD.com, Inc. and its subsidiaries (“JD Group”) *	JD Group is a shareholder of the Group
Individual Director or Officer	Directors or Officers of the Group

*In considering the equity interests of the Company held by JD, the transaction volumes between the Company and JD as well as other relevant factors, management concluded that JD was no longer a related party of the Company starting from January 1, 2020.

(a)The Group entered into the following significant related party transactions:

(i)	Purchases of goods and services from related parties

	For the Year Ended December 31,
	2018	2019	2020
		(RMB in thousands)
Purchases of goods and services from Ji'an Aoxinlian	—	7,200	20,658
Purchases of goods and services from Ji'an Aojuxun	—	2,091	7,987
Purchases of goods and services from JD Group	607,086	827,574	—
Total	607,086	836,865	28,645

(b)	The Group had the following significant related party balances:

(i)	Amounts due to related parties

	As of December 31,
	2019	2020
	(RMB in thousands)
Due to individual Director or Officer and his/her immediate family members under investment programs offered by the Group	40,804	61,871
Due to Ji'an Aoxinlian	—	4,711
Total	40,804	66,582

The Group believes that the terms of the transactions with the related parties are comparable to the terms of arm’s‑length transactions with third‑party vendors and Individual Investors.